SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations (Details) - Revenue - Customer concentration - customer	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major Customers
Concentrations
Number of customers	3	2
Percentage of accounts receivable	36.00%	28.00%
Customer A
Concentrations
Percentage of accounts receivable	14.00%	15.00%
Customer B
Concentrations
Percentage of accounts receivable	11.00%	13.00%
Customer C
Concentrations
Percentage of accounts receivable	11.00%